UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-5831
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-5831
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
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                     Date of fiscal year end: December 31
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                     Date of reporting period: March 31, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2010




COMMON STOCK - 97.3%                                                                             VALUE
NUMBER OF SHARES


Airlines - 4.0%
    *155,000   AMR Corp.                                                                    $1,412,050
     *30,000   UAL Corp.                                                                       586,500
                                                                                        --------------
                                                                                             1,998,550
Auto Manufacturers - 3.0%
    *118,000   Ford Motor Co.                                                                1,483,260


Banks - 9.5%
     115,000   Bank of America Corp.                                                         2,052,750
      10,000   The Goldman Sachs Group, Inc.                                                 1,706,300
       8,000   PNC Financial Services Group, Inc.                                              477,600
      20,000   SunTrust Banks, Inc.                                                            535,800
                                                                                        --------------
                                                                                             4,772,450

Biotechnology - 1.9%
     *11,000   Amgen, Inc.                                                                     657,360
     *10,000   Human Genome Sciences, Inc.                                                     302,000
                                                                                        --------------
                                                                                               959,360

Chemicals - 2.5%
      11,000   Monsanto Co.                                                                    785,620
       4,000   Potash Corp. of Saskatchewan, Inc.                                              477,400
                                                                                        --------------
                                                                                             1,263,020

Coal - 0.9%
      10,000   Peabody Energy Corp.                                                            457,000


Commercial Services - 2.5%
      22,000   Aegean Marine Petroleum Network, Inc.                                           624,360
       7,000   Visa, Inc. - CL A                                                               637,210
                                                                                        --------------
                                                                                             1,261,570

Computers - 7.0%
     *10,000   Apple, Inc.                                                                   2,349,300
     *12,000   Cognizant Technology Solutions Corp. - CL A                                     611,760
      *7,500   Research in Motion Ltd.                                                         554,625
                                                                                        --------------
                                                                                             3,515,685

Diversified Financial Services - 5.2%
     350,000   Citigroup, Inc.                                                               1,417,500
     *65,000   Genworth Financial, Inc. - CL A                                               1,192,100
                                                                                        --------------
                                                                                             2,609,600

Energy-Alternate Sources - 1.1%
     *95,000   JA Solar Holdings Co., Ltd. - ADR (b)                                           532,950


Engineering & Construction - 1.1%
     *20,000   Foster Wheeler Ltd.                                                             542,800


Entertainment - 0.4%
      *5,000   DreamWorks Animation SKG, Inc. - CL A                                           196,950


Healthcare-Products - 1.0%
      10,000   Covidien PLC                                                                    502,800


Healthcare-Services - 1.8%
      27,000   UnitedHealth Group, Inc.                                                        882,090


Home Builders - 2.3%
      50,000   D.R. Horton, Inc.                                                               630,000
     *45,000   Pulte Homes, Inc.                                                               506,250
                                                                                        --------------
                                                                                             1,136,250

Insurance - 2.0%
      13,000   Assured Guaranty Ltd.                                                           285,610
      12,000   Prudential Financial, Inc.                                                      726,000
                                                                                        --------------
                                                                                             1,011,610

Internet - 10.6%
      *6,000   Amazon.com, Inc.                                                                814,380
     *30,000   eBay, Inc.                                                                      808,500
      *6,000   Equinix, Inc.                                                                   584,040
      *3,000   Google, Inc. - CL A                                                           1,701,030
     *22,000   Liberty Media Corp. - Interactive A                                             336,820
      *2,000   Priceline.com, Inc.                                                             510,000
     835,000   Yahoo! Inc.                                                                     578,550
                                                                                        --------------
                                                                                             5,333,320

Iron/Steel - 1.4%
      15,000   Nucor Corp.                                                                     680,700


Lodging - 6.1%
     *90,000   Las Vegas Sands Corp.                                                         1,903,500
     *95,000   MGM Mirage, Inc.                                                              1,140,000
                                                                                        --------------
                                                                                             3,043,500

Machinery-Diversified - 1.2%
      10,000   Cummins, Inc.                                                                   619,500


Media - 1.1%
     *10,000   Liberty Media Corp. - Series A                                                  363,700
      15,000   News Corp., Inc. - CL A                                                         216,150
                                                                                        --------------
                                                                                               579,850

Mining - 0.7%
       4,000   Freeport-McMoran Copper & Gold, Inc. - CL B                                     334,160


Oil & Gas - 8.3%
      25,000   Chesapeake Energy Corp.                                                         591,000
      21,000   Petroleo Brasileiro S.A. - SP ADR (b)                                           934,290
     *12,000   Southwestern Energy Co.                                                         488,640
      20,000   Suncor Energy, Inc.                                                             650,800
     *12,000   Transocean Ltd.                                                               1,036,560
     *10,000   Ultra Petroleum Corp.                                                           466,300
                                                                                        --------------
                                                                                             4,167,590

Pharmaceuticals - 3.4%
      *6,000   Express Scripts, Inc.                                                           610,560
     *10,000   Gilead Sciences, Inc.                                                           454,800
     *10,000   Medco Health Solutions, Inc.                                                    645,600
                                                                                        --------------
                                                                                             1,710,960

Retail - 1.2%
     *25,000   CarMax, Inc.                                                                    628,000


Semiconductors - 5.6%
      18,000   Broadcom Corp. - CL A                                                           597,240
      35,000   Intel Corp.                                                                     779,100
     *20,000   Marvell Technology Group Ltd.                                                   407,600
     *42,000   Micron Technology, Inc.                                                         436,380
     *35,000   NVIDIA Corp.                                                                    608,300
                                                                                        --------------
                                                                                             2,828,620

Software - 2.8%
      20,000   Microsoft Corp.                                                                 585,400
     *15,000   VMWare, Inc.                                                                    799,500
                                                                                        --------------
                                                                                             1,384,900

Telecommunications - 7.4%
      10,000   America Movil S.A. de C.V. - ADR Series L (b)                                   503,400
     *30,000   Cisco Systems, Inc.                                                             780,900
      35,000   Corning, Inc.                                                                   707,350
     *20,000   Juniper Networks, Inc.                                                          613,600
     *15,000   NII Holdings, Inc.                                                              624,900
    *100,000   RF Micro Devices, Inc.                                                          498,000
                                                                                        --------------
                                                                                             3,728,150

Transportation - 1.3%
      10,000   United Parcel Service, Inc. - CL B                                              644,100
                                                                                        --------------

TOTAL COMMON STOCK                                                                          48,809,295
   (COST $41,533,790)(a)



MUTUAL FUNDS - 2.9%
NUMBER OF SHARES
   1,449,326   Fidelity Money Market Portfolio - Class Select                                1,449,326
                                                                                        --------------

TOTAL MUTUAL FUNDS                                                                           1,449,326
   (COST $1,449,326)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.2%                                                                  50,258,621
   (COST $42,983,116)(a)

OTHER ASSETS LESS LIABILITIES - (0.2%)                                                         (75,462)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                    $50,183,159
                                                                                        ==============



(a) Cost for book and tax purposes is $42,983,116; the aggregate gross unrealized appreciation is $8,020,410 and the aggregate gross unrealized depreciation is $744,905, resulting in net unrealized appreciation of $7,275,505.

(b) American Depository Receipt (ADR)


*  Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the respective Funds' investments at March 31, 2010, based on the inputs used to value them (in thousands):



                                     INVESTMENTS IN SECURITIES (Unaudited)
Types of Investments               LEVEL 1         LEVEL 2       LEVEL 3   TOTAL


MONETTA FUND -
   Common Stocks                  $ 48,809,295    $          0  $     0   $ 48,809,295
   Money Market Funds             $  1,449,326    $          0  $     0   $  1,449,326
                                    ----------      ----------    -----     ----------
FUND TOTAL                        $ 50,258,621    $          0  $     0   $ 50,258,621



For additional cateogry information for the investments in securities presented above, please refer to the Monetta Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 25, 2010
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(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 25, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 25, 2010
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 25, 2010
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